SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Schedule of Property and Equipment Estimated Useful Lives	The estimated useful lives used in determining depreciation are as follows:
Years
Equipment and furniture	3-7
Internal- use software	7
Vehicles	3-7

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share
The following table summarizes the number of shares of common stock attributable to potentially dilutive securities outstanding for each of the periods which were excluded from the calculation of diluted income (loss) per share:

	Year Ended December 31,
	2016	2015	2014

Stock Options	150,000	150,000	150,000
Shares Issuable upon Conversion of
Convertible Notes Payable to a Related Party	29,162,598	33,171,710	25,669,039
Total	29,312,598	33,321,710	25,819,039